UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23725

Valkyrie ETF Trust II
(Exact name of registrant as specified in charter)

320 Seven Springs Way, Suite 250
Nashville, TN 37027
(Address of principal executive offices) (Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, DE 19808
(Name and address of agent for service)

(202) 854-1343
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period:  March 31, 2024

Item 1. Reports to Stockholders.

(a)

Valkyrie ETF Trust II

Valkyrie Bitcoin and Ether Strategy ETF, formerly
Valkyrie Bitcoin Strategy ETF (BTF)

Valkyrie Bitcoin Futures Leveraged Strategy ETF (BTFX)

Valkyrie Bitcoin Miners ETF (WGMI)

Semi-Annual Report

March 31, 2024

Valkyrie ETF TRUST II

Valkyrie ETF Trust II

Expense Example

March 31, 2024 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period indicated below.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as redemption fees, or exchange fees. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Valkyrie ETF Trust II

Expense Example

March 31, 2024 (Unaudited) (Continued)

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period (1) 10/1/23 - 3/31/24	Expense Ratio During Period 10/1/23 - 3/31/24	Total Return During Period 10/1/23 - 3/31/24

Valkyrie Bitcoin and Ether Strategy ETF
Actual (2)	$1,000.00	$2,438.40	$8.77	1.02%	143.84%
Hypothetical (5% return before expenses) (3)	$1,000.00	$1,019.90	$5.15	1.02%	2.50%

Valkyrie Bitcoin Miners ETF
Actual	$1,000.00	$1,970.70	$5.57	0.75%	97.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79	0.75%	2.50%

(1)	The expenses are equal to the expense ratio multiplied by the average account value over the period, multipled by 183/366 days . The ending account values in the table are based on the actual total return of the shares of the Fund.
(2)	Excluding interest expense, the actual expenses would be $8.17.
(3)	Excluding interest expense, the hypothetical expenses would be $4.80.

	Beginning Account Value 2/21/2024 (1)	Ending Account Value 3/31/24	Expenses Paid During Period (2) 2/21/24 - 3/31/24	Expense Ratio During Period 2/21/24 - 3/31/24	Total Return During Period 2/21/24 - 3/31/24
Valkyrie Bitcoin Futures Leveraged Strategy ETF
Actual (3)	$1,000.00	$1,728.70	$3.85	2.65%	72.87%
Hypothetical (5% return before expenses) (4)	$1,000.00	$1,002.50	$2.83	2.65%	0.53%

(1)	Inception date of the Fund.
(2)	The expenses are equal to the expense ratio multiplied by the average account value over the period, multipled by 39/366 days (to reflect the initial period of operations of the Fund). The ending account values in the table are based on the actual total return of the shares of the Fund.
(3)	Excluding interest expense, the actual expenses would be $2.69.
(4)	Excluding interest expense, the hypothetical expenses would be $1.97.

PORTFOLIO HOLDINGS ALLOCATION (as a % of total net assets)

March 31, 2024 (Unaudited)

Valkyrie Bitcoin and Ether Strategy ETF

U.S. Treasury Bill	59.41%
Money Market Fund	10.60%
Other Assets in Excess of Liabilities	29.99%
Total Net Assets	100.00%

Valkyrie Bitcoin Futures Leveraged Strategy ETF

U.S. Treasury Bill	52.49%
Other Assets in Excess of Liabilities	47.51%
Total Net Assets	100.00%

Valkyrie Bitcoin Miners ETF

IT Services	6.09%
Semiconductors & Semiconductor Equipment	6.11%
Software	87.64%
Technology Hardware, Storage & Peripherals	0.39%
Liabilities in Excess of Other Assets	-0.23%
Total Net Assets	100.00%

Valkyrie Bitcoin and Ether Strategy ETF

Consolidated Schedule of Investments

March 31, 2024 (Unaudited)

	Par/Shares	Value
U.S. TREASURY BILL - 59.4%
U.S. Treasury Bill, 5.23%, 04/16/2024(a)(c)	$34,000,000	$33,925,349
TOTAL U.S. TREASURY BILL (Cost $33,925,951)		33,925,349

MONEY MARKET FUND - 10.6%
First American Treasury Obligations Fund - Class X, 5.23%(b)	6,055,950	6,055,950
TOTAL MONEY MARKET FUND (Cost $6,055,950)		6,055,950

TOTAL INVESTMENTS - 70.0% (Cost $39,981,901)		39,981,299
Other Assets in Excess of Liabilities - 30.0%(d)		17,124,599
TOTAL NET ASSETS - 100.0%		$57,105,898

(a)	The rate disclosed is the annualized discount rate as of March 31, 2024.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2024.
(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At March 31, 2024, the value of securities pledged amounted to $25,416,300.
(d)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At March 31, 2024, the value of these assets totals $16,285,889.

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin and Ether Strategy ETF

Consolidated Schedule of Open Reverse Repurchase Agreements

March 31, 2024 (Unaudited)

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date*	Net Closing Amount	Amount Borrowed
StoneX Financial, Inc.	6.25%	3/28/2024	4/1/2024	$25,433,950	$25,416,300

*Weighted average maturity is 2 days.

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin and Ether Strategy ETF

Consolidated Schedule of Open Futures Contracts

March 31, 2024 (Unaudited)

The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2024:

				Value
Description	Number of Contracts Purchased	Settlement Month-Year	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
CME Bitcoin Futures	80	Apr-24	$28,612,000	$574,859	$(39,881)
CME Ether Futures	158	Apr-24	28,475,550	349,835	(171,301)
			$57,087,550	$924,694	$(211,182)

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Futures Leveraged Strategy ETF

Consolidated Schedule of Investments

March 31, 2024 (Unaudited)

	Par	Value
U.S. TREASURY BILL - 52.5%
U.S. Treasury Bill, 5.24%, 04/16/2024(a)(b)	$25,000,000	$24,945,109
TOTAL U.S. TREASURY BILL (Cost $24,945,399)		24,945,109

TOTAL INVESTMENTS – 52.5% (Cost $24,945,399)		24,945,109
Other Assets in Excess of Liabilities – 47.5%(c)		22,577,954
TOTAL NET ASSETS - 100.0%		$47,523,063

(a)	The rate disclosed is the annualized discount rate as of March 31, 2024.
(b)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At March 31, 2024, the value of securities pledged amounted to $22,483,650.
(c)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At March 31, 2024, the value of these assets totals $19,856,828.

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Futures Leveraged Strategy ETF

Consolidated Schedule of Open Reverse Repurchase Agreements

March 31, 2024 (Unaudited)

	Borrowing	Borrowing		Net Closing
Counterparty	Rate	Date	Maturity Date*	Amount	Amount Borrowed
StoneX Financial, Inc.	6.25%	3/28/2024	4/1/2024	$22,499,264	$22,483,650

*Weighted average maturity is 2 days.

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Futures Leveraged Strategy ETF

Consolidated Schedule of Open Futures Contracts

March 31, 2024 (Unaudited)

The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2024:

				Value
Description	Number of Contracts Purchased	Settlement Month-Year	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
CME Bitcoin Futures	133	Apr-24	$47,567,450	$471,372	$(127,617)
			$47,567,450	$471,372	$(127,617)

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Miners ETF

Schedule of Investments

March 31, 2024 (Unaudited)

COMMON STOCKS - 100.2%	Shares	Value
IT Services - 6.1%
Applied Digital Corp.(a)	678,229	$2,902,820
Core Scientific, Inc.(a)	915,255	3,240,003
		6,142,823
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc.(a)	2,956	533,528
NVIDIA Corp.	5,592	5,052,708
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,237	576,444
		6,162,680
Software - 87.6%
Argo Blockchain PLC - ADR(a)	1,684,232	3,654,783
Bit Digital, Inc.(a)	1,727,649	4,958,353
Bitdeer Technologies Group – Class A(a)	700,712	4,918,998
Bitfarms, Ltd.(a)	2,156,348	4,808,656
Cipher Mining, Inc.(a)	1,893,065	9,749,285
Cleanspark, Inc.(a)	910,422	19,310,051
Digihost Technology, Inc.(a)	607,808	887,400
Greenidge Generation Holdings, Inc.(a)	172,892	605,122
Griid Infrastructure, Inc.(a)	506,030	667,960
HIVE Digital Technologies, Ltd.(a)	1,429,619	4,817,816
Hut 8 Corp.(a)	436,369	4,817,514
Iris Energy, Ltd.(a)	1,737,475	9,382,365
Marathon Digital Holdings, Inc.(a)	409,197	9,239,668
Mawson Infrastructure Group, Inc.(a)	439,762	672,836
Riot Platforms, Inc.(a)	390,898	4,784,591
Stronghold Digital Mining, Inc.(a)	97,316	403,861
Terawulf, Inc.(a)	1,799,415	4,732,461
		88,411,720
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co., Ltd. - GDR	267	397,029
TOTAL COMMON STOCKS (Cost $92,107,578)		101,114,252

TOTAL INVESTMENTS - 100.2% (Cost $92,107,578)		101,114,252
Liabilities in Excess of Other Assets - (0.2)%		(232,511)
TOTAL NET ASSETS - 100.0%		$100,881,741

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.

and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VALKYRIE ETF TRUST II

Consolidated Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

	VALKYRIE BITCOIN AND ETHER STRATEGY ETF	VALKYRIE BITCOIN FUTURES LEVERAGED STRATEGY ETF
ASSETS:
Investments in securities, at value (cost $39,981,901 and $24,945,399, respectively)	$39,981,299	$24,945,109
Cash	25,416,300	30,889,540
Deposits with broker for derivative instruments	14,847,274	11,013,402
Receivables:
Fund shares sold	725,203	1,675,020
Variation margin on futures contracts	1,575,300	3,041,418
Interest	51,090	22,371
Other	—	406
Total assets	82,596,466	71,587,266

LIABILITIES:
Payables:
Securities purchased	—	1,512,588
Reverse repurchase agreement (proceeds $25,416,300 and $22,483,650, respectively)	25,416,300	22,483,650
Management fees	45,343	52,351
Interest for reverse repurchase agreement	17,650	15,614
FCM capital charges	10,386	—
Other	889	—
Total liabilities	25,490,568	24,064,203

NET ASSETS	$57,105,898	$47,523,063

NET ASSETS CONSIST OF:
Paid-in capital	$24,397,293	$43,132,456
Total distributable earnings	32,708,605	4,390,607
Net assets	$57,105,898	$47,523,063

CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$57,105,898	$47,523,063
Shares outstanding (unlimited number of shares authorized, no par value)	2,700,000	1,100,000
Net asset value per share	$21.15	$43.20

The accompanying notes are an integral part of these financial statements.

VALKYRIE ETF TRUST II

Statement of Assets and Liabilities

March 31, 2024 (Unaudited)

VALKYRIE BITCOIN MINERS ETF
ASSETS:
Cash	$243,765
Investments in securities, at value (cost $92,107,578)	101,114,252
Receivables:
Securities sold	24,509,890
Fund shares sold	17,930,445
Dividends	1,619
Total assets	143,799,971

LIABILITIES:
Payables:
Securities purchased	30,957,879
Fund shares redeemed	11,904,100
Management fees	56,251
Total liabilities	42,918,230

NET ASSETS	$100,881,741

NET ASSETS CONSIST OF:
Paid-in capital	$85,825,780
Total distributable earnings	15,055,961
Net assets	$100,881,741

CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$100,881,741
Shares outstanding (unlimited number of shares authorized, no par value)	5,500,000
Net asset value per share	$18.34

The accompanying notes are an integral part of these financial statements.

VALKYRIE ETF TRUST II

Consolidated Statements of Operations

For the period ended March 31, 2024 (Unaudited)

	VALKYRIE BITCOIN AND ETHER STRATEGY ETF	VALKYRIE BITCOIN FUTURES LEVERAGED STRATEGY ETF (1)
INVESTMENT INCOME:
Interest	$733,032	$37,458
Total investment income	733,032	37,458

EXPENSES:
Management fees	181,936	52,886
Future commission merchant fees (Note 6)	40,606	11,639
Total expenses before interest expense	222,542	64,525
Interest expense on reverse repurchase agreements	30,245	15,613
Total expenses	252,787	80,138
Less: reimbursement by Adviser	—	(11,639)
Net expenses	252,787	68,499
NET INVESTMENT INCOME/(LOSS)	480,245	(31,041)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain/(loss) on transactions from:
Investments	(2,741)	—
Futures contracts	31,978,228	4,078,192
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,089)	(290)
Futures contracts	513,055	343,746
Net gain on investments and futures contracts	32,486,453	4,421,648
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,966,698	$4,390,607

(1) Commenced operations on February 21, 2024.

The accompanying notes are an integral part of these financial statements.

VALKYRIE ETF TRUST II

Statement of Operations

For the six months ended March 31, 2024 (Unaudited)

VALKYRIE BITCOIN MINERS ETF
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld and issuance fees of $961 and $3,048, respectively)	$952
Total investment income	952

EXPENSES:
Management fees	205,448
Total expenses	205,448
NET INVESTMENT LOSS	(204,496)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on transactions from investments	13,837,246
Net change in unrealized appreciation/(depreciation) on investments	10,927,591
Net gain on investments	24,764,837
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,560,341

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin and Ether Strategy ETF

Consolidated Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$480,245	$520,291
Net realized gain/(loss) from:
Investments	(2,741)	(6,963)
Futures contracts	31,978,228	6,673,129
Change in unrealized appreciation/(depreciation):
Investments	(2,089)	9,367
Futures contracts	513,055	105,201
Net increase in net assets resulting from operations	32,966,698	7,301,025

DISTRIBUTIONS:
Net dividends and distributions to shareholders	(5,165,321)	(499,065)
Net decrease in net assets resulting from distributions paid	(5,165,321)	(499,065)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,098,735	16,944,933
Payments for shares redeemed	(6,769,430)	(19,552,573)
Transaction fees (See Note 1)	1,786	3,650
Net increase/(decrease) in net assets derived from capital share transactions	4,331,091	(2,603,990)

TOTAL INCREASE IN NET ASSETS	32,132,468	4,197,970

NET ASSETS:
Beginning of period	24,973,430	20,775,460
End of period	$57,105,898	$24,973,430

CHANGES IN SHARES OUTSTANDING:
Shares sold	675,000	1,650,000
Shares redeemed	(475,000)	(1,925,000)
Net increase/(decrease) in shares outstanding	200,000	(275,000)

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Futures Leveraged Strategy ETF

Consolidated Statement of Changes in Net Assets

For the period February 21, 2024(1) through March 31, 2024 (Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM: OPERATIONS:
Net investment loss	$(31,041)
Net realized gain from futures contracts	4,078,192
Change in unrealized appreciation/(depreciation):
Investments	(290)
Futures contracts	343,746
Net increase in net assets resulting from operations	4,390,607

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,268,451
Payments for shares redeemed	(2,140,673)
Transaction fees (See Note 1)	4,678
Net increase in net assets derived from capital share transactions	43,132,456

TOTAL INCREASE IN NET ASSETS	47,523,063

NET ASSETS:
Beginning of period	—
End of period	$47,523,063

CHANGES IN SHARES OUTSTANDING:
Shares sold	1,160,000
Shares redeemed	(60,000)
Net increase in shares outstanding	1,100,000

(1) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Miners ETF

Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(204,496)	$(60,588)
Net realized gain/(loss) on:
Investments	13,837,246	(5,818,159)
Foreign currency	—	(522)
Net change in unrealized appreciation/(depreciation) on:
Investments	10,927,591	2,396,357
Foreign currency	—	522
Net increase/(decrease) in net assets resulting from operations	24,560,341	(3,482,390)

DISTRIBUTIONS:
Net dividends and distributions to shareholders	(155,410)	—
Net decrease in net assets resulting from distributions paid	(155,410)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	92,132,253	15,796,170
Payments for shares redeemed	(29,409,803)	(1,338,858)
Net increase in net assets derived from capital share transactions	62,722,450	14,457,312

TOTAL INCREASE IN NET ASSETS	87,127,381	10,974,922

NET ASSETS:
Beginning of period	13,754,360	2,779,438
End of period	$100,881,741	$13,754,360

CHANGES IN SHARES OUTSTANDING:
Shares sold	5,750,000	1,250,000
Shares redeemed	(1,725,000)	(100,000)
Net increase in shares outstanding	4,025,000	1,150,000

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin and Ether Strategy ETF

Consolidated Financial Highlights

For a share outstanding throughout each period

	Six Months Ended March 31, 2024 (Unaudited)		Year ended September 30, 2023		For the Period October 21, 2021(1) through September 30, 2022
PER SHARE DATA:
Net asset value, beginning of period	$9.99		$7.49		$25.00

Income from investment operations:
Net investment income/(loss) (2)	0.19		0.19		(0.09)
Net realized and unrealized gain/(loss) on investments and futures	13.01		2.50		(17.42)
Total from investment operations	13.20		2.69		(17.51)

Less distributions:
Dividends from net investment income	(204)		(0.19)		—
Total distributions	(2.04)		(0.19)		—

Net asset value, end of period	$21.15		$9.99		$7.49

TOTAL RETURN, at NAV	143.84	%(3)	35.75%		-70.05	%(3)
TOTAL RETURN, at Market	142.90	%(3)	35.59%		-70.04	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$57,106		$24,973		$ 2 0,775
Ratio of expenses to average net assets (gross)	1.32	%(4)(6)	1.24%		0.95	%(4)
Ratio of expenses to average net assets (net)	1.32	%(4)(6)	1.01	%(7)	0.95	%(4)
Ratio of net investment income/(loss) to average net assets	2.51	%(4)	2.04%		(0.68	)%(4)
Portfolio turnover rate(5)	0	%(3)	0%		0	%(3)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of derivative instruments.
(6)	Includes interest expense of 0.16%.
(7)	Includes interest expense of 0.06% and excludes futures commission merchant fees of 0.23% voluntarily reimbursed by the Adviser.

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Futures Leveraged Strategy ETF

Consolidated Financial Highlights

For a share outstanding throughout each period

	For the Period February 21, 2024(1) through March 31, 2024 (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment loss (2)	(0.05)
Net realized and unrealized gain on investments and futures contracts	18.25
Total from investment operations	18.20

Net asset value, end of period	$43.20

TOTAL RETURN, at NAV	72.87%
TOTAL RETURN, at Market	72.96	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$47,523
Ratio of expenses to average net assets (gross)	2.80	%(4)
Ratio of expenses to average net assets (net)	2.40	%(4)(6)
Ratio of net investment loss to average net assets	-1.09	%(4)
Portfolio turnover rate(5)	0	%(3)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of derivative instruments.
(6)	Includes interest expense of 0.55% and excludes futures commission merchant fees of 0.40% voluntarily reimbursed by the adviser.

The accompanying notes are an integral part of these financial statements.

Valkyrie Bitcoin Miners ETF

Financial Highlights

For a share outstanding throughout each period

	Six Months Ended March 31, 2024 (Unaudited)		Year ended September 30, 2023	For the Period February 7, 2022(1) through September 30, 2022

PER SHARE DATA:
Net asset value, beginning of period	$9.32		$8.55	$26.18

Income from investment operations:
Net investment loss (2)	(0.06)		(0.08)	(0.06)
Net realized and unrealized gain/(loss) on investments	9.14		0.85 (6)	(17.57)
Total from investment operations	9.08		0.77	(17.63)

Less distributions:
Dividends from net investment income	(0.06)		—	—
Total distributions	(0.06)		—	—

Net asset value, end of period	$18.34		$9.32	$8.55

TOTAL RETURN, at NAV	97.07	%(3)	9.04%	-67.33	%(3)
TOTAL RETURN, at Market	97.05	%(3)	8.63%	-67.27	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$100,882		$13,754	$2,779
Ratio of expenses to average net assets	0.75	%(4)	0.75%	0.75	%(4)
Ratio of net investment loss to average net assets	(0.75	)%(4)	(0.70)%	(0.57	)%(4)
Portfolio turnover rate(5)	42	%(3)	74%	37	%(3)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

1. ORGANIZATION

Valkyrie ETF Trust II (the “Trust”), a Delaware statutory trust, was organized on December 11, 2020, and is an open-end management investment company registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies. The Valkyrie Bitcoin and Ether Strategy ETF (“Bitcoin and Ether Strategy ETF”) (Formerly Valkyrie Bitcoin Strategy ETF), Valkyrie Bitcoin Futures Leveraged Strategy ETF (“Bitcoin Futures Leveraged Strategy ETF”), and Valkyrie Bitcoin Miners ETF (“Bitcoin Miners ETF”) (each, a “Fund” and collectively, the “Funds”) are series within the Trust. The Funds are non-diversified funds.

The Bitcoin and Ether Strategy ETF’s primary investment objective is capital appreciation. The Fund commenced operations on October 21, 2021, and that is the date the initial creation units were established. Effective October 3, 2023, the principal investment strategies of Bitcoin Strategy ETF were changed to include managed exposure to a combination of exchange-traded futures contracts on bitcoin and ether.

The Bitcoin Futures Leveraged Strategy ETF’s primary investment objective seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P CME Bitcoin Futures Index Excess Return (the “Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund commenced operations on February 21, 2024, and that is the date the initial creation units were established.

The Bitcoin Miners ETF’s primary investment objective is to provide investors with total return. The Fund commenced operations on February 7, 2022, and that is the date the initial creation units were established.

Shares of the Funds are listed and traded on the Nasdaq Stock Market LLC (“Nasdaq” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which consist of 25,000 shares for Bitcoin and Ether Strategy ETF and Bitcoin Miners ETF. Bitcoin Futures Leveraged Strategy ETF’s Creation Units consists of 5,000 shares. Creation Units are issued and redeemed principally for cash for Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF and principally in-kind for securities for Bitcoin Miners ETF. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (a) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with ALPS Distributors, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges the Authorized Participant a $300 standard fixed creation fee, payable to the Custodian. The fixed transaction fee paid by the Authorized Participant may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, the Authorized Participant may be charged a variable fee on all cash transactions or substitutes for Creation Units of up to a maximum of 1% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Wholly-owned and Controlled Subsidiaries

Bitcoin and Ether Strategy ETF

In order to achieve its investment objective, the Bitcoin and Ether Strategy ETF can invest up to 25% of its total assets (measured at each quarter end) in a wholly-owned subsidiary, Valkyrie Bitcoin Strategy (Cayman) Ltd. (“Bitcoin and Ether CFC”) which acts as an investment vehicle in order to enter into certain investments for the Bitcoin and Ether Strategy ETF consistent with its investment objective and policies specified in the Prospectus and Statement of Additional Information.

At March 31, 2024, investments in the Bitcoin and Ether CFC represented 20.76% of the total assets of the Bitcoin and Ether Strategy ETF.

The consolidated financial statements of the Bitcoin and Ether Strategy ETF include the investment activity and financial statements of Bitcoin and Ether CFC. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the subsidiary, the Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Fund may also encompass its subsidiary. The subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and Valkyrie Funds LLC (the “Adviser” or “Valkyrie”) is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its respective subsidiary under CFTC and the SEC harmonized regulations.

Bitcoin Futures Leveraged Strategy ETF

In order to achieve its investment objective, the Bitcoin Futures Leveraged Strategy ETF can invest up to 25% of its total assets (measured at each quarter end) in a wholly-owned subsidiary, Valkyrie Bitcoin Futures Leveraged Strategy (Cayman) Ltd. (“Bitcoin Futures Leveraged CFC”) which acts as an investment vehicle in order to enter into certain investments for the Bitcoin Futures Leveraged Strategy ETF consistent with its investment objective and policies specified in the Prospectus and Statement of Additional Information.

At March 31, 2024, investments in the Bitcoin Futures Leveraged CFC represented 19.63% of the total assets of the Bitcoin Futures Leveraged Strategy ETF

The consolidated financial statements of the Bitcoin Futures Leveraged Strategy ETF include the investment activity and financial statements of Bitcoin Futures Leveraged CFC. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the subsidiary, the Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Fund may also encompass its subsidiary. The subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and Valkyrie Funds LLC is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its respective subsidiary under CFTC and the SEC harmonized regulations.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts on securities purchased are accreted over the life of the respective security. Premiums on securities purchased are amortized to the earliest call date.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions to shareholders from net investment income are declared and paid quarterly by Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF, and annually by Bitcoin Miners ETF. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds at least annually.

Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds file U.S. Federal and state tax returns, as required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities since each of their commencement dates.

For tax purposes, Bitcoin and Ether CFC and Bitcoin Futures Leveraged CFC are each an exempted Cayman Islands investment company. Bitcoin and Ether CFC and Bitcoin Futures Leveraged CFC have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, Bitcoin and Ether CFC and Bitcoin Futures Leveraged CFC are controlled foreign corporations (“CFC”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in each Fund’s investment company taxable income.

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statements of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Deposits with Broker for Futures Contracts: The Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF, through their subsidiaries, the Bitcoin and Ether CFC and Bitcoin Futures Leveraged CFC, respectively, may purchase and sell exchange-listed commodity contracts. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from approximately 5% of the value of the contract being traded.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

At March 31, 2024, the Bitcoin and Ether Strategy ETF and Bitcoin and Ether CFC, collectively, and the Bitcoin Futures Leveraged Strategy ETF and Bitcoin Futures Leveraged CFC, collectively, had cash on deposit with the broker for derivative instruments which is presented on each Fund’s consolidated statement of assets and liabilities. In addition, Bitcoin and Ether CFC and Bitcoin Futures Leveraged CFC pledged cash as collateral for derivative instruments. See each Fund’s consolidated schedule of investments for the fair value of securities pledged as collateral.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The variation margin on the futures contracts do not settle with the exchange daily, but rather settle at their respective maturity dates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets during the current fiscal period. Actual results could differ from those estimates.

Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to the Fund’s NAV per share.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

Accounting Pronouncements: In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Subsequent Events: In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

3. SECURITIES VALUATION

Investment Valuation: Each Fund calculates its NAV each day the NYSE is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Generally, the Funds’ equity investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

If a market quotation is not readily available or is deemed not to reflect fair value, the Funds along with their Valuation Designee will determine the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (“Board”). In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which each Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The Board has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each of the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF are considered full derivatives users and Bitcoin Miners ETF is considered a limited derivatives user under the Trust Policy. Therefore, Bitcoin Miners ETF is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the period ended March 31, 2024, the Bitcoin Miners ETF did not enter into derivative transactions.

Fair Valuation Measurement: FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2024:

Bitcoin and Ether Strategy ETF
	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Bill	$—	$33,925,349	$—	$33,925,349
Money Market Fund
Money Market Fund	6,055,950	—	—	6,055,950
Total Investments in Securities	$6,055,950	$33,925,349	$—	$39,981,299

Other Financial Instruments
Assets*
Futures Contracts
Long	$713,512	$—	$—	$713,512
Liabilities
Reverse Repurchase Agreement	—	(25,416,300)	—	(25,416,300)
Total Other Financial Instruments	$713,512	$(25,416,300)	$—	$(24,702,788)

*The fair value of the futures contracts represents the net unrealized appreciation at March 31, 2024.

Bitcoin Futures Leveraged Strategy ETF
	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Bill	$—	$24,945,109	$—	$24,945,109
Total Investments in Securities	$—	$24,945,109	$—	$24,945,109

Other Financial Instruments
Assets*
Futures Contracts
Long	$343,755	$—	$—	$343,755
Liabilities
Reverse Repurchase Agreement	—	(22,483,650)	—	(22,483,650)
Total Other Financial Instruments	$343,755	$(22,483,650)	$—	$(22,139,895)

*The fair value of the futures contracts represents the net unrealized appreciation at March 31, 2024.

Bitcoin Miners ETF

	Level 1	Level 2	Level 3	Total
Total Common Stocks	$101,114,252	$—	$—	$101,114,252
Total Investments in Securities	$101,114,252	$—	$—	$101,114,252

Refer to the Funds’ schedules of investments for a detailed break-out of securities.

4. DERIVATIVE AND OTHER FINANCIAL INSTRUMENTS

The Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

A futures contract is an agreement between two parties to buy and sell a financial instrument to set a price on a future date. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the futures contract at the end of each day’s trading. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the futures contract. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

During the six months ended March 31, 2024, the Funds utilized derivatives to provide indirect exposure to the bitcoin underlying the futures contracts.

The following table presents the types of derivatives held by the subsidiaries, Bitcoin and Ether CFC and Bitcoin Futures Leveraged CFC, at March 31, 2024, the primary underlying risk exposure and the location of these instruments as presented on the consolidated Statement of Assets and Liabilities.

Bitcoin and Ether CFC

		Asset Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value
Futures contracts	Commodity risk	Unrealized appreciation on futures contracts*	$924,694
Futures contracts	Commodity risk	Unrealized depreciation on futures contracts*	(211,182)

*Includes cumulative appreciation and depreciation on futures contracts as reported on the consolidated schedule of open futures contracts. Only the current day’s variation margin is presented on the consolidated Statement of Assets and Liabilities.

Bitcoin Futures Leveraged CFC

		Asset Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value
Futures contracts	Commodity risk	Unrealized appreciation on futures contracts*	$471,372
Futures contracts	Commodity risk	Unrealized depreciation on futures contracts*	(127,617)

*Includes cumulative appreciation and depreciation on futures contracts as reported on the consolidated schedule of open futures contracts. Only the current day’s variation margin is presented on the consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on the Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF’s consolidated Statement of Operations for the six months ended March 31, 2024 is as follows:

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Consolidated Statement of Operations Location

Commodity Risk Exposure

	Bitcoin and Ether Strategy ETF	Bitcoin Futures Leveraged Strategy ETF
Net realized gain on futures contracts	$31,978,228	$4,078,192

Net change in unrealized appreciation on futures contracts	513,055	343,746

During the six months ended March 31, 2024, the average notional value of futures contracts was $38,831,359 for Bitcoin and Ether Strategy ETF and $32,800,787 for Bitcoin Futures Leveraged Strategy ETF.

The Funds do not have the right to offset financial assets and liabilities related to futures contracts on the consolidated Statement of Assets and Liabilities.

5. BORROWINGS

The Bitcoin and Ether Strategy ETF and the Bitcoin Futures Leveraged Strategy ETF are allowed to enter into reverse agreements. A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the consolidated Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the consolidated Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

The following reverse repurchase agreements were outstanding at March 31, 2024:

Bitcoin and Ether Strategy ETF

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date*	Net Closing Amount	Amount Borrowed
StoneX Financial Inc.	6.25%	3/28/2024	4/1/2024	$25,433,950	$25,416,300

*Weighted average maturity is 2 days.

Bitcoin Futures Leveraged Strategy ETF

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date*	Net Closing Amount	Amount Borrowed
StoneX Financial Inc.	6.25%	3/28/2024	4/1/2024	$22,499,264	$22,483,650

*Weighted average maturity is 2 days.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

During the six months ended March 31, 2024, the Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF had outstanding reverse repurchase agreements as follows:

Bitcoin and Ether Strategy ETF
Period Held	Borrowing Rate	Outstanding Amount
12/29/23 – 1/2/24	6.25%	$14,644,875

3/28/24 – 4/1/24	6.25%	$25,416,300

The Fund incurred interest expense of $30,245.

Bitcoin Futures Leveraged Strategy ETF
	Borrowing	Outstanding
Period Held	Rate	Amount
3/28/24 – 4/1/24	6.25%	$22,483,650

The Fund incurred interest expense of $15,613.

The following is a summary of the reverse repurchase agreements by type of collateral and the remaining contractual maturity of the agreements:

Bitcoin and Ether Strategy ETF

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater Than 90 Days	Total
Cash	$—	$25,415,300	$—	$—	$25,416,300

Bitcoin Futures Leveraged Strategy ETF

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater Than 90 Days	Total
Cash	$—	$22,483,650	$—	$—	$22,483,650

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund is required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Below is the gross and net information about instruments and transactions eligible for offset in the consolidated Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Bitcoin and Ether Strategy ETF

Collateral
Net Amounts
		Gross Amounts	of Liabilities
		Offset in	Presented in
	Gross	Consolidated	Consolidated	Non-Cash	Cash
	Amounts of	Statement of	Statement of	Collateral	Collateral
	Recognized	Assets and	Assets and	(Pledged)	Pledged	Net
	Liabilities	Liabilities	Liabilities	Received*	(Received)*	Amount
Reverse
Repurchase
Agreements	$25,416,300	$—	$25,416,300	$(25,416,300)	$—	$—

*Excess of collateral pledged to the individual counterparty is not shown for financial statement purposes.

Bitcoin Futures Leveraged Strategy ETF

Collateral
Net Amounts
		Gross Amounts	of Liabilities
		Offset in	Presented in
	Gross	Consolidated	Consolidated	Non-Cash	Cash
	Amounts of	Statement of	Statement of	Collateral	Collateral
	Recognized	Assets and	Assets and	(Pledged)	Pledged	Net
	Liabilities	Liabilities	Liabilities	Received*	(Received)*	Amount
Reverse
Repurchase
Agreements	$22,483,650	$—	$22,483,650	$(22,483,650)	$—	$—

*Excess of collateral pledged to the individual counterparty is not shown for financial statement purposes.

Reverse repurchase transactions are entered into by each Fund under Maser Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

6. OTHER RELATED PARTY TRANSACTIONS

Valkyrie serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, the Bitcoin and Ether Strategy ETF pays the Adviser an annual rate of 0.95% and Bitcoin Miners ETF pays the Adviser an annual rate of 0.75% based on the Funds’ respective average daily net assets. Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities. Effective October 1, 2023, the Adviser has agreed to pay certain futures commission merchant fees incurred by the Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF through March 31, 2024. The Adviser cannot recoup the reimbursed fees.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Vident Advisory, LLC’s (“Vident” or “the Sub-Adviser”) acts as the Sub-Adviser to the Funds. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Funds and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. For the services it provides to the Funds, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Funds to the Adviser.

7. SERVICE, CUSTODY AND DISTRIBUTION AGREEMENTS

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect subsidiary of U.S. Bancorp, serves as the Funds’ fund accountant, administrator and transfer agent pursuant to certain fund accounting, fund administration and transfer agent servicing agreements. U.S. Bank National Association (“USB”), a subsidiary of U.S. Bancorp and parent company of Fund Services, serves as the Funds’ custodian pursuant to a custody agreement. The services provided by Fund Services and USB are paid by the Adviser from the unitary fee received from the Funds. ALPS Distributors, Inc. serves as the Funds’ distributor pursuant to a distribution agreement.

8. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2024, the cost of purchases and proceeds from sales of securities by each Fund, excluding short-term securities, derivative transactions, and in-kind transactions, were as follows:

	Purchases	Sales
Bitcoin and Ether Strategy ETF	$-	$-
Bitcoin Futures Leveraged Strategy ETF	-	-
Bitcoin Miners ETF	23,793,648	23,346,078

For the six months ended March 31, 2024, the cost of purchases and the proceeds of sales from in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Bitcoin and Ether Strategy ETF	$-	$-
Bitcoin Futures Leveraged Strategy ETF	-	-
Bitcoin Miners ETF	91,317,283	28,621,970

For the period ended March 31, 2024, there were no long-term purchases or sales of U.S. government securities in the Funds.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

A Fund will realize net capital gains resulting from in-kind redemptions, when shareholders exchange Fund shares for securities held by a Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they would be reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

Six Months Ended March 31, 2024
	Realized Gains	Realized Losses
Bitcoin and Ether Strategy ETF	$—	$—
Bitcoin Futures Leveraged Strategy ETF	—	—
Bitcoin Miners ETF	16,070,031	82,952

9. INCOME TAX INFORMATION

As of September 30, 2023, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Bitcoin and
	Ether Strategy	Bitcoin
	ETF	Miners ETF
Cost of investments (a)	$32,023,425	$18,564,335
Gross unrealized appreciation	1,487	1,120,315
Gross unrealized depreciation	—	(6,471,820)
Net unrealized appreciation/(depreciation)	1,487	(5,351,505)
Undistributed ordinary income	4,718,690	155,410
Other accumulated gain/(loss)	187,051	(4,152,875)
Total accumulated gain/(loss)	$4,907,228	$(9,348,970)

(a)	The Bitcoin and Ether Strategy ETF book-basis and tax-basis cost is the same. The difference between the book-basis and tax-basis cost is attributable to wash sales and passive foreign investment company adjustments in the Bitcoin Miners ETF.

At September 30, 2023, the following Funds had capital loss carryforwards which can be carried forward indefinitely:

	Short-Term	Long-Term	Total
Bitcoin and Ether Strategy ETF	$13,406	$—	$13,406
Bitcoin Miners ETF	3,708,148	444,727	4,152,875

The tax character of distributions paid during the six months ended March 31, 2024 and the year ended September 30, 2023, were as follows:

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
Bitcoin and Ether Strategy ETF
Ordinary income	$5,165,321	$499,065
Long-term capital gains	—	—
Bitcoin Miners ETF
Ordinary income	$155,410	$—
Long-term capital gains	—	—

Bitcoin Futures Leveraged Strategy ETF did not make distributions during the six months ended March 31, 2024.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

10.	REPORT OF THE FUND’S SPECIAL SHAREHOLDER MEETING

A Special Meeting of shareholders of the Valkyrie Bitcoin and Ether Strategy ETF and Valkyrie Bitcoin Miners took place on January 24, 2024 to approve one proposal:

●	PROPOSAL 1 – To Approve a new Investment Sub-Advisory Agreement between Valkyrie Funds LLC, Vident Advisory, LLC and Valkyrie ETF Trust II.

All Fund shareholders of record at the close of business on October 4, 2023 (the “Record Date”), were entitled to vote. As of the Record Date, the Valkyrie Bitcoin and Ether Strategy ETF had 2,500,000 common shares outstanding and the Valkyrie Bitcoin Miners had 1,525,000 common shares outstanding. For the Valkyrie Bitcoin and Ether Strategy ETF, 1,350,223 shares entitled to vote were present in person or by proxy, and for Valkyrie Bitcoin Miners ETF, 765,836 shares entitled to vote were present in person or by proxy.

With respect to PROPOSAL 1, for the Valkyrie Bitcoin and Ether Strategy, of the 1,350,223 shares present in person or by proxy, 1,139,632 shares or 84.40% voted in favor (representing 45.59% of total outstanding shares), 37,220 shares voted against (representing 1.49% of total outstanding shares), and 173,371 shares abstained from voting (representing 6.93% of total outstanding shares). For Valkyrie Bitcoin Miners, of the 765,836 shares present in person or by proxy, 658,957 shares or 86.04% voted in favor (representing 43.21% of total outstanding shares), 26,426 shares voted against (representing 1.73% of total outstanding shares), and 80,453 shares abstained from voting (representing 5.28% of total outstanding shares).

Accordingly, the Proposal was approved with respect to the Funds.

11. SUBSEQUENT EVENTS

As of April 22, 2024, Ryan Dofflemeyer no longer serves as a portfolio manager to the Funds.

On May 24, 2024, a special meeting of shareholders was held for the purpose of approving new investment advisory and sub-advisory agreements between the Adviser and the Trust, on behalf of the Funds (the “Proposal”). All Fund shareholders of record at the close of business on March 25, 2024 (the “Record Date”), were entitled to vote. The meeting was adjourned with no vote taken.

12. PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

Bitcoin and Ether Strategy ETF

Bitcoin and Ether Investing Risk. The Fund is indirectly exposed to the risks of investing in bitcoin and ether through its investments in Bitcoin and Ether. Bitcoin and ether are new and highly speculative investments. Refer to the Fund’s prospectus for additional risks associated with bitcoin and ether.

Market Risk. The prices of bitcoin, ether and Bitcoin and Ether Futures Contracts have historically been highly volatile. The value of the Fund’s investments in Bitcoin and Ether Futures Contracts and other instruments that provide exposure to bitcoin, ether and Bitcoin and Ether Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. The value of ether and bitcoin has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these crypto assets generally may not be based on fundamental analysis. In addition, the price of bitcoin and ether has been highly correlated, even during periods of volatility, with ether tending to exhibit more pronounced rises and falls. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

 VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling Bitcoin and Ether Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Bitcoin and Ether Futures Contracts Risk. In addition to the risks of futures contracts generally, the markets for Bitcoin and Ether Futures Contracts have additional unique risks. The markets for Bitcoin and Ether Futures Contracts may be less developed, less liquid and more volatile than more established futures markets. While the Bitcoin and Ether Futures Contracts markets has grown substantially since they commenced trading, there can be no assurance that this growth will continue. Bitcoin and Ether Futures Contracts are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

Futures/Spot Correlation Risk. The markets for bitcoin and ether, on the one hand, and Bitcoin and Ether Futures Contracts, on the other, are related but separate markets. These markets may exhibit imperfectly correlation, or even no correlation, between price movements of either a Bitcoin or Ether Futures Contract and price movements of the bitcoin or ether, respectively. This might occur due to factors unrelated to the value of bitcoin or ether, such as speculative or other pressures on the markets in which these assets are traded.

Investment Strategy Risk. The Fund, through the Subsidiary, invests in Bitcoin and Ether Futures Contracts. The Fund does not invest directly in or hold bitcoin or ether. The price of Bitcoin and Ether Futures Contracts may differ, sometimes significantly, from the current cash price of bitcoin and ether, which is sometimes referred to as the “spot” price of bitcoin or ether. Consequently, the performance of the Fund is likely to perform differently from the spot price of bitcoin and ether.

Liquidity Risk. The market for Bitcoin and Ether Futures Contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expense, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Because Bitcoin and Ether Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin and Ether Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 protections.

Target Exposure and Rebalancing Risks. The Fund will normally seek to maintain aggregate notional exposure to bitcoin and ether equal to 100% of the net assets of the Fund. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin and Ether Futures Contracts on or about such dates. If the value of Bitcoin and Ether Futures Contracts rises during such periods that the Fund has reduced its exposure, the performance of the Fund will be less than it would have been had the Fund maintained is exposure through such period.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The prices of bitcoin, ether and Bitcoin and Ether Futures Contracts have historically been highly volatile. The value of the Fund’s investments in Bitcoin and Ether Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Asset Concentration Risk. Since the Fund may take concentrated positions in Bitcoin and Ether Futures Contracts, the Fund’s performance may be disproportionately and significantly impacted by the poor performance of those positions to which it has significant exposure. Concentration in Bitcoin and Ether Futures Contracts makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable have its orders for Bitcoin and Ether Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of bitcoin and ether and may result in the proportion of Bitcoin and Ether Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to bitcoin and ether futures contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the Bitcoin and Ether Futures Contracts markets, a disruption to the Bitcoin and Ether Futures Contracts market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the exchanges on which the Bitcoin and Ether Futures Contracts trade, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of- service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Sub-Adviser and Adviser make for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Leverage Risk. The Fund seeks to achieve and maintain the exposure to the price of bitcoin and ether by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the Securities and Exchange Commission (the “SEC”) regarding asset segregation requirements to cover certain leveraged positions.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Bitcoin Futures Leveraged Strategy ETF

Aggressive Investment Risk. Bitcoin Futures Contracts are relatively new investments. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The value of an investment in the Fund could decline significantly and without warning, including to zero. You should be prepared to lose your entire investment. The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. Separately, the Fund does not invest directly in or hold bitcoin. The price of bitcoin futures may differ, sometimes significantly, from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund is likely to perform differently from the spot price of bitcoin. The differences in the prices of bitcoin and Bitcoin Futures Contracts will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in bitcoin, including larger losses or smaller gains.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from twice (2x) of the daily return of the Index for the same period, before accounting for fees and expenses. Compounding affects all investments but has a more significant impact on a leveraged fund. This effect becomes more pronounced as Index volatility and holding periods increase.

Leveraged Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation to its soughtafter leveraged (2x) returns of the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from twice (2x) the Index on a given day. A number of other factors may adversely affect the Fund’s correlation to its sought-after two-times (2x) returns of the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Bitcoin Futures Contracts in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Index. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its daily investment objective.

Target Exposure and Rebalancing Risks. The Fund normally will seek to maintain notional exposure to the Index at 200%. The Fund generally will invest in Bitcoin Futures Contracts through its Subsidiary and in Collateral Investments. At or around quarter-end, in order to qualify for treatment as a RIC under the Code, the Fund may reduce the gross assets it has invested in its Subsidiary and invest in a combination of other investment companies and reverse repurchase agreements. During these periods at or around quarter end, although the Fund will continue to pursue its investment objective, however its exposure to Bitcoin Futures Contracts will be reduced and the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period. The Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index, and may return substantially less than that on days at or around quarter end when the Fund must reduce its exposure to the Subsidiary to qualify for tax treatment as a RIC.

In addition, significant and unpredictable increases in bitcoin futures margin rates relative to prevailing futures prices could result in the Fund not achieving its target 2x exposure and as such would cause the Fund to experience greater risk of failing to meet its target exposure of two times (2x) the daily performance of the Index, before fees and expenses.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Bitcoin Investing Risk. The Fund is indirectly exposed to the risks of investing in bitcoin through its investments in the portfolio companies. Bitcoin is a new and highly speculative investment. Refer to the Fund’s prospectus for additional risks associated with bitcoin.

Derivatives Risk. The Fund may obtain exposure through the following derivatives: Bitcoin Futures and options on Bitcoin Futures ETFs.

The Fund may invest in and will have investment exposure to forms of derivatives, which may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Liquidity Risk. The market for the Bitcoin Futures Contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.

Counterparty Risk. The Fund is subjected to counterparty risk or credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) by virtue of its investments in Bitcoin Futures Contracts, reverse repurchase agreements, or options on Bitcoin Futures ETFs. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations or become insolvent, causing significant losses to the Fund, including the loss of any margin payments it had deposited with an FCM as well as any gains owed, but not yet paid, to the Fund. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty of the Fund declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. Accordingly, because Congress saw fit, beginning in 1942, to explicitly reject the approach of a continuous or ongoing test, and instead to adopt an asset diversification test that would be met at quarter-end, the Registrant believes meeting the test at quarter-end while purposefully and continuously investing substantially more than 25% of assets in the Subsidiary throughout the quarter is consistent with the asset diversification test. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Because Bitcoin Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with certain 1940 Act protections.

Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict but could be substantial and adverse to the Fund.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The prices of bitcoin and bitcoin futures have historically been highly volatile. The value of the Fund’s investments in bitcoin futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Asset Concentration Risk. Since the Fund may take concentrated positions in certain securities, including Bitcoin Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable have its orders for Bitcoin Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of bitcoin and may result in the proportion of Bitcoin Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.

Investment Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of- 16 service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.

Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the portfolio managers make for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies or could have negative returns.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The portfolio managers cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the portfolio managers believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Leverage Risk. The Fund seeks to achieve its investment objective by using the leverage inherent in futures contracts, subjecting it to leverage risk. When the Fund enters into a transaction without investing an amount equal to the full economic exposure of the transaction, it creates leverage, which can result in the Fund losing more than it originally invested. Therefore, leveraged investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s investments. Futures trading 17 involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the Securities and Exchange Commission (the “SEC”) regarding asset segregation requirements to cover certain leveraged positions.

Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.

Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Either instance may result in the Fund not being able to achieve its investment objective or meet the Asset Diversification Test as of a fiscal quarter end.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of  the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or Financial Instruments. As a result, the ability to trade certain securities or Financial Instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or Financial Instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund’s Shares is halted, investors may be temporarily unable to trade shares of the Fund.

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Bitcoin Miners ETF

Bitcoin Investing Risk. The Fund is indirectly exposed to the risks of investing in bitcoin through its investments in the portfolio companies. Bitcoin is a new and highly speculative investment. Refer to the Fund’s prospectus for additional risks associated with bitcoin.

Market Risk. Market risk is the risk that a particular security, or Shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at increased premiums or discounts to their net asset value.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Equity Securities Risk. The value of the Shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Industry Concentration Risk. The Fund concentrates its investments in the industry or group of industries comprising the information technology sector. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Information Technology Companies Risk. Information technology companies produce and provide hardware, software and information technology systems and services. Information technology companies are generally subject to the following risks: rapidly changing technologies and existing produce obsolescence, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions and new market entrants. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the internet, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Information technology companies also face competition for services of qualified personnel and heavily rely on patents and intellectual property rights and the ability to enforce such rights to maintain a competitive advantage.

Blockchain Technology Risk. Blockchain technology is an entirely new and relatively untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Currently, blockchain technology is primarily used for the recording of transactions in digital currency, which are extremely speculative, unregulated and volatile. Problems in digital currency markets could have a wider effect on companies associated with blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered in a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.

Non-U.S. Securities Risk. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of non-U.S. companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Emerging Markets Risk. Investments in securities issued by governments and companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. This is due to, among other things, the potential for greater market volatility, lower trading volume, a lack of liquidity, potential for market manipulation, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed market countries. Moreover, emerging market countries often have less uniformity in accounting and reporting requirements, unsettled securities laws, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging market countries often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. and other developed market countries. In addition, significant delays may occur in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities. Investing in emerging market countries involves a higher risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested by certain emerging market countries. Enforcing legal rights may be made difficult, costly and slow in emerging markets as there may be additional problems enforcing claims against non-U.S. governments. As such, the rights and remedies associated with emerging market investment securities may be different than those available for investments in more developed markets. For example, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. In addition, due to the differences in regulatory, accounting, audit and financial recordkeeping standards, including financial disclosures, less information about emerging market companies is publicly available and information that is available may be unreliable or outdated.

Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Asset Concentration Risk. Since the Fund may take concentrated positions in certain securities, the Fund’s performance may be disproportionately and significantly impacted by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

VALKYRIE ETF TRUST II

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

Smaller Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Volatility Risk. Volatility is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. The Fund may invest in securities that exhibit more volatility than the market as a whole. Such exposures could cause the Fund’s net asset value to experience significant increases or declines in value over short periods of time.

Valkyrie ETF TRUST II

NOTICE TO SHAREHOLDERS

March 31, 2024 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-617-0004 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-800-617-0004. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available by calling 1-800-617-0004.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.valkyrie-funds.com.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds, transfer agent toll free at 1-800-617-0004 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

VALKYRIE ETF TRUST II

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Each Fund has adopted a liquidity risk management program (each, a “Program”). The Board has designated employees of the Adviser to serve as the administrator of the Programs (the “Program Administrator”). The Program Administrator oversees the day-to-day operation of the Programs pursuant to the policies and procedures established by the Program Administrator.

Under the Programs, the Program Administrator manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, as necessary, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means.

The Board reviewed reports prepared by the Program Administrator regarding the operation and effectiveness of the Program for the period October 1, 2023 through December 31, 2023. No material liquidity events impacting the Funds were noted in the reports. The Program Administrator determined that Valkyrie Bitcoin and Ether Strategy ETF (BTF) and Valkyrie Bitcoin Futures Leveraged Strategy ETF (BTFX) invested only in highly liquid securities during the period and determined that it was not necessary to establish a highly liquid investment minimum for the Fund during the period. The Program Administrator determined that the Valkyrie Bitcoin Miners ETF (WGMI) was an in-kind ETF during the period and that it was not necessary to establish a highly liquid investment minimum for the Fund during the period. In addition, the Program Administrator provided its assessment that the Program had been effective in managing each Fund’s liquidity risk. Should the Program Administrator determine that the investments are no longer deemed highly liquid, then the Program Administrator will be required to determine the Highly Liquid Investment Minimum.

Valkyrie Bitcoin Futures Leveraged Strategy ETF (Unaudited)

The Board of Trustees of Valkyrie ETF Trust II (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with Valkyrie Funds LLC (the “Adviser”), on behalf of Valkyrie Bitcoin Futures Leveraged Strategy ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser and Vident Advisory, LLC (the “Sub-Adviser”), at a meeting held on December 27, 2023. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Adviser and the Sub-Adviser provided materials and information that, among other things, outlined: the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) assembled by FUSE Research Network, LLC (“FUSE”), an independent source; the proposed sub-advisory fee rate; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group; the nature of expenses to be incurred in providing services to the Fund and the potential for the Adviser and the Sub-Adviser to realize economies of scale, if any; profitability and other financial data for the Adviser; financial data for the Sub-Adviser; any other potential benefits to the Adviser and the Sub-Adviser from their relationships with the Fund; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective. As part of the Board’s consideration of the Agreements, the Board discussed with the Adviser its financial resources and a potential acquisition of the Adviser by a third-party, noting the financial support being provided to the Adviser by the potential acquiror.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser under the Agreements. With respect to the Advisory Agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed the services to be provided by the Adviser to the Fund, including the oversight of the Sub-Adviser, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an adviser/sub-adviser management structure. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser and considered that it includes a program for monitoring the Adviser’s, the Sub-Adviser’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. With respect to the Sub-Advisory Agreement, the Board considered the services that the Sub-Adviser will provide to the Fund and noted the background and experience of the Sub-Adviser’s portfolio management team. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Adviser a unitary fee equal to an annual rate of 1.85% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay the Sub-Adviser a sub-advisory fee. The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, including futures commission merchant capital charges, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted the Adviser’s estimate of futures commission merchant capital charges that may be borne by the Fund. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with a representative of FUSE how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total net expense ratio of the peer funds in the Expense Group. The Adviser also discussed with the Board unique aspects of managing a levered Bitcoin product that create additional work and risks for the Adviser, including that the Fund will require more trading and investing services, the Fund will carry greater litigation risk and the Fund is expected to experience more assets under management volatility. The Board noted that there is one other comparable levered Bitcoin ETF currently in the market and it charges a unitary fee of 1.85%. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Adviser to the Sub-Adviser from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board took into consideration the types of costs to be borne by the Adviser in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Adviser’s estimate of the revenues it would generate from managing the Fund at various asset levels. The Board noted the inherent limitations in the analysis and concluded that, based upon the information provided, any profits that may be realized by the Adviser in connection with the management of the Fund were not expected to be unreasonable. The Board reviewed financial information provided by the Sub-Adviser, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Adviser. The Board considered that the Sub-Adviser would be paid by the Adviser from the Fund’s unitary fee and its understanding that the sub-advisory fee rate was the product of an arm’s length negotiation. In addition, the Board considered that the Adviser did not identify any other potential benefits that may be realized by the Adviser from its relationship with the Fund other than positive public relations for the Adviser if the Fund is successful. The Board also considered other potential benefits to the Sub-Adviser that may be realized from its relationship with the Fund. The Board concluded that the character and amount of other potential benefits to the Adviser and the Sub-Adviser were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Valkyrie ETFs CoinShares Change of Control Advisory Agreements Board Considerations
- Valkyrie Bitcoin and Ether Strategy ETF and Valkyrie Bitcoin Miners ETF

The Board of Trustees of Valkyrie ETF Trust II (the “Trust”), including the Independent Trustees, approved (1) an Interim Investment Management Agreement (the “Interim Advisory Agreement”) among the Trust, on behalf of Valkyrie Bitcoin and Ether Strategy ETF (the “Bitcoin and Ether ETF”), and Valkyrie Bitcoin Miners ETF (the “Miners ETF”) (each a “Fund” and, collectively, the “Funds”) and Valkyrie Funds LLC (“Valkyrie” or the “Adviser”); (2) a new Investment Management Agreement (the “New Advisory Agreement”) among the Trust, on behalf of the Funds, and the Adviser; (3) an Interim Investment Sub-Advisory Agreement (the “Interim Sub-Advisory Agreement”) among the Trust, on behalf of the Funds, the Adviser and Vident Advisory, LLC (“Vident” or the “Sub-Adviser”); and (4) a new Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) among the Trust, on behalf of the Funds, the Adviser and Vident. The Interim Advisory Agreement and the New Advisory Agreement are collectively referred to as the “New Advisory Agreements.” The Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement are collectively referred to as the “New Sub-Advisory Agreements.” The New Advisory Agreements and the New Sub-Advisory Agreements are collectively referred to as the “New Agreements.” The Board approved the New Agreements at a meeting held on January 25, 2024. The Board determined that the New Agreements are in the best interests of the Funds in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

Valkyrie and Vident currently serve as investment adviser and investment sub-adviser, respectively, to each Fund pursuant to Investment Management Agreements (the “Current Advisory Agreements”) among the Trust, on behalf of each such Fund, and the Adviser and an Investment Sub-Advisory Agreement (the “Current Sub-Advisory Agreement” and, collectively with the Current Advisory Agreements, the “Current Agreements”) among the Trust, on behalf of the Funds, the Adviser and the Sub-Adviser. In November 2023, the Board was informed that the Adviser was in discussions to be acquired by CoinShares International Limited (“CoinShares”) (the “Transaction”). The Board was also informed that the Transaction was expected to be completed during the first quarter of 2024 and that the consummation of the Transaction would result in an “assignment” of the Current Agreements under the Investment Company Act of 1940, as amended (the “1940 Act”), and, as a result, the Current Agreements would terminate pursuant to their terms and the requirements of the 1940 Act. The New Agreements were proposed to the Board in connection with the Transaction to provide for the continuous management of the Funds following the consummation of the Transaction. The Board also noted that the New Advisory Agreement and the New Sub-Advisory Agreement would be submitted to shareholders of each Fund for their approval and that the Interim Advisory Agreement and the Interim Sub-Advisory Agreement would become effective upon the closing of the Transaction and would remain in effect until the earlier of 150 days from the closing of the Transaction or shareholder approval of the New Agreements.

Prior to the January 25, 2024 Board meeting, counsel to the Independent Trustees provided the Adviser and the Sub-Adviser with requests for information regarding the Transaction and its expected impact on the Adviser and the Sub-Adviser. At the January 25, 2024 Board meeting, the Board, including the Independent Trustees, discussed the Transaction and reviewed the materials provided by the Adviser and the Sub-Adviser in response to the requests that, among other things, outlined the structure and details of the Transaction and the Transaction’s expected impact on the Adviser’s and the Sub-Adviser’s management of the Funds under the Current Agreements. In addition, representatives of the Adviser and CoinShares discussed the Transaction and the Adviser’s and the Sub-Adviser’s continued services to the Funds with the Board at the January 25, 2024 Board meeting.

To reach its determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. In connection with its deliberations regarding the New Agreements, the Board noted that, based on the information provided by the Adviser and the Sub-Adviser, any differences in the terms and conditions of the New Agreements, including the effective and termination dates and any provisions of the Interim Advisory Agreement and the Interim Sub-Advisory Agreement required by Rule 15a-4 under the 1940 Act, and the terms and conditions of the Current Agreements were immaterial to the Adviser’s and the Sub-Adviser’s management of the Funds. The Board considered that the information provided by the Adviser and the Sub-Adviser in response to the Independent Trustees’ requests for information included representations that the Adviser and the Sub-Adviser anticipate no changes to their senior management or key personnel who work on matters relating to the Funds, including the portfolio management team and compliance personnel, as a result of the Transaction; that the advisory and sub-advisory fee rates for the Funds would remain the same; and that the Transaction would not result in any diminution in the nature, quality and extent of the services provided to the Funds by the Adviser or the Sub-Adviser. The Board noted the Adviser’s statement that the Transaction was anticipated to increase the resources available to support the Funds, including services such as trading and research.

The Board considered that it had last approved the Current Advisory Agreements for the Funds at the Board’s September 26, 2023 meeting and the Current Sub-Advisory Agreement for the Funds at the Board’s June 15, 2023 meeting. Given the Adviser’s and the Sub-Adviser’s representations that there would be no changes in the services provided to the Funds as a result of the Transaction, that any differences in the terms of the Current Agreements and the New Agreements were immaterial to the Adviser’s and the Sub-Adviser’s management of the Funds and that the Board could continue to rely on the materials provided by the Adviser in connection with the September 2023 contract approval and the Sub-Adviser in connection with the June 2023 contract approval, the Board determined that its prior considerations in approving the Current Agreements remained relevant. The Board noted that, in reviewing and renewing the Current Agreements:

●	The Board considered the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser to the Funds. The Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed the services provided by the Adviser to the Funds, including the oversight of the Sub-Adviser, as well as the background and experience of the persons responsible for such services. The Board noted that the same portfolio management team currently providing services to the Funds under the Current Agreements would continue to provide services to the Funds under the New Agreements. The Board considered that the Funds are actively managed ETFs and employ an adviser/sub-adviser management structure. In reviewing the services provided, the Board noted the compliance programs that had been developed by the Adviser and the Sub-Adviser. The Board reviewed the investment performance of the Funds for the one-year period ended August 31, 2023, noting that the Bitcoin and Ether ETF commenced operations on October 21, 2021 and the Miners ETF commenced operations on February 7, 2022. The Board compared the performance information to a performance universe of funds for each Fund and to a benchmark index based on information provided by FUSE Research Network, LLC (“FUSE”), an independent source. The Board noted that the Bitcoin and Ether ETF performed equal to the median of its peer universe and outperformed its benchmark index and that the Miners ETF outperformed the median of its performance universe and underperformed its benchmark index for the one-year period ended August 31, 2023. The Board also considered the change in the Bitcoin and Ether ETF’s investment strategy that took effect in October 2023 to add Ether futures contracts as an investment type of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser have been and are expected to remain satisfactory.

●	The Board considered the unitary fee rates payable by the Funds for the services provided, which would be the same under the New Agreements as the Current Agreements. The Board noted that, under the unitary fee arrangements, the Bitcoin and Ether ETF pays the Adviser a unitary fee equal to an annual rate of 0.95% of its average daily net assets and the Miners ETF pays the Adviser a unitary fee equal to an annual rate of 0.75% of its average daily net assets. The Board considered that, from the unitary fee for each Fund, the Adviser pays the Sub-Adviser a sub-advisory fee. The Board noted that the Adviser is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the unitary fee payments to the Adviser and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in each Fund’s expense group assembled by FUSE. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Bitcoin and Ether ETF was slightly above the median total expense ratio of the peer funds in its expense group and that the unitary fee rate for the Miners ETF was below the median total expense ratio of the peer funds in its expense group. For the Bitcoin and Ether ETF, the Board also noted that the Fund has begun paying futures commission merchant capital charges that had previously been paid by the Adviser. In light of the information considered and the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser, the Board determined that the unitary fee was fair and reasonable for each Fund.

●	The Board noted that the unitary fee for each Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Adviser, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board took into consideration the costs borne by the Adviser in connection with its services performed for the Funds and concluded that, based upon the information provided, any profits that may be realized by the Adviser in connection with the management of the Funds were not expected to be unreasonable. In addition, the Board considered that the Adviser did not identify any other potential benefits that may be realized by the Adviser from its relationship with the Funds other than positive public relations for the Adviser if the Funds are successful. The Board concluded that the character and amount of other potential benefits to the Adviser were not unreasonable. The Board considered whether there are economies of scale with respect to the Sub-Adviser’s services to the Funds. The Board considered the Sub-Adviser’s statement that it believes that its expenses related to providing services to the Funds will remain the same over the next 12 months. The Board concluded that the sub-advisory fee rate for each Fund was reasonable in relation to the asset size of the Fund. The Board reviewed estimated profitability information for the Sub-Adviser with respect to each Fund at various asset levels. The Board noted the inherent limitations in the profitability analysis and concluded that, based upon the information provided, any profits that may be realized by the Sub-Adviser in connection with the management of the Funds at current and reasonably foreseeable asset levels were not expected to be unreasonable. The Board noted that the Adviser pays the Sub-Adviser from its advisory fee and its understanding that each Fund’s sub-advisory fee rate was the product of an arm’s-length negotiation. The Board considered indirect benefits that may be realized by the Sub-Adviser from its relationship with the Funds, including potential marketing and public relations benefits. The Board concluded that the character and amount of potential indirect benefits to the Sub-Adviser were not unreasonable.

Based on all of the information considered and the conclusions reached, including the information considered and conclusions reached in connection with the September 2023 and June 2023 renewals of the Current Agreements, the Board, including the Independent Trustees, determined that the terms of the New Agreements were fair and reasonable and that the approval of the New Agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

Investment Adviser

Valkyrie Funds LLC

320 Seven Springs Way, Suite 250

Nashville, TN 37027

Investment Sub-Adviser

Vident Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, GA 30009

Custodian

U.S. Bank N.A.

1555 N. RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Fund Accountant, Fund Administrator and

Transfer Agent

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Legal Counsel

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus, please call 1-800-617-0004.

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)
The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Keith Fletcher, Stephen Lehman, and Mark Osterheld.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Chief Financial Officer/Chief Accounting Officer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Valkyrie ETF Trust II

By (Signature and Title)  /s/ Nick Bonos
                                                      Nick Bonos, President/Chief Executive Officer/Principal Executive Officer

Date        6/10/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Nick Bonos
                                                       Nick Bonos, President/Chief Executive Officer/Principal Executive Officer

Date        6/10/24

By (Signature and Title)   /s/ Benjamin Gaffey
                                                        Benjamin Gaffey, Treasurer/Chief Financial Officer/Chief Accounting Officer/Principal Financial Officer

Date      6/10/24